Business acquisitions (West Polaris - Pro Forma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Total Revenue	$ 1,128.4	$ 1,600.3	$ 1,741.6	$ 1,342.6
Net income	235.3	545.7	488.4	314.6
Net income attributable to Seadrill Partners LLC owners	$ 141.2	$ 281.0	257.2	138.2
West Polaris
Business Acquisition [Line Items]
Total revenue, supplemental pro forma combined entity			1,851.3	1,564.1
Net income, supplemental pro forma combined entity			535.7	388.9
Net income attributable to Seadrill Partners LLC members, supplemental pro forma combined entity			$ 284.6	$ 181.3